Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities:
Net (loss) / income		$ (142,869)		$ (20,910)		$ 19,154
Adjustments to reconcile net (loss) / income to net cash flows from operating activities:
Net loss attributable to redeemable non-controlling interest		282
Unrealized foreign currency (gain) / loss		5,066		6,748		(1,088)
Changes in fair value of earnout liability		2,239
Changes in seller indemnification		(2,239)
Loss from equity investments		2,059
Depreciation expense		7,981		6,659		4,985
Amortization expense		21,699		16,137		10,140
Disposal of property and equipment				597
Write-off of leasehold improvements		3,661
Impairment of long-lived assets and goodwill		1,917				363
Stock based compensation expense		7,312		11,686		6,766
Amortization of lease right-of-use assets		3,417		3,923
Interest and penalties		2,082		1,228		494
Income tax (benefit) / expense		(21,478)		(9,666)		2,876
Allowance for credit expected losses		12,270		4,294		1,062
Provision for contingencies		11,096		1,603		2,021
Changes in assets and liabilities, net of non-cash transactions:
Decrease / (Increase) in trade accounts receivable, net of credit expected loss		108,894		13,823		(54,705)
Decrease / (Increase) in related party receivable		13,897		(10,905)		(3,406)
Decrease / (Increase) in other assets and prepaid expenses		27,105		19,695		(61,302)
(Decrease) / Increase in accounts payable and accrued expenses		(37,750)		16,651		4,277
(Decrease) / Increase in travel accounts payable		(75,888)		(19,459)		42,789
(Decrease) / Increase in other liabilities		(300)		4,391		3,309
Decrease in contingent liabilities		(3,008)		(1,990)		(5,567)
(Decrease) / Increase in related party payable		(63,810)		3,678		4,203
Decrease in lease liabilities		(1,990)		(4,573)
Increase in deferred revenue		10		628		6,009
Net cash flows (used in) / provided by operating activities		(118,345)		44,238		(17,620)
Cash flows from investing activities:
Payments for acquired business, net of cash acquired		2,743		(228)
Acquisition of property and equipment		(3,458)		(5,942)		(13,085)
Increase of intangible assets, including internal-use software and website development		(14,028)		(24,614)		(13,494)
Net cash flows used in investing activities		(14,743)		(30,784)		(26,579)
Cash flows from financing activities:
Net (decrease) / increase of short-term debt		(14,288)		(11,507)		24,637
Increase in long-term debt		640
Decrease in long-term debt		(375)
Exercise of stock based compensation		370		564		136
Purchase of treasury stock				(42,237)		(26,030)
Proceeds from issuance of preferred shares		200,000
Issuance costs of preferred shares and warrants		(12,098)
Payment of dividends to Series B convertible preferred shares		(553)
Net cash flows provided by / (used in) financing activities		173,696		(53,180)		(1,257)
Effect of exchange rate changes on cash and cash equivalents		(3,767)		1,181		(13,132)
Net increase / (decrease) in cash and cash equivalents		36,841		(38,545)		(58,588)
Cash and cash equivalents and restricted cash as of beginning of the year		313,644	[1]	352,189	[1]	410,777
Cash and cash equivalents and restricted cash as of end of the year	[1]	350,485		313,644		352,189
Supplemental cash flow information
Cash paid for income tax		3,427		9,106		14,423
Interest paid		4,948		5,767		$ 5,311
Financed portion of acquisition		$ 10,168		$ 10,696

[1]	See Note 8.